Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 29.

Advisor Freedom 2045	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expensesA	0.82%	0.82%	0.82%	0.82%
	Total annual class operating expensesB,C	1.07%	1.32%	1.82%	1.82%
Advisor Freedom 2050	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expensesA	0.82%	0.82%	0.82%	0.82%
	Total annual class operating expensesB,C	1.07%	1.32%	1.82%	1.82%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

C FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Freedom 2045	0.25%	6/1/06	0.50%	6/1/06	1.00%	6/1/06	1.00%	6/1/06
Advisor Freedom 2050	0.25%	6/1/06	0.50%	6/1/06	1.00%	6/1/06	1.00%	6/1/06

These arrangements may be discontinued by FMR at any time.

AFF-07-06 September 20, 2007
1.790697.114

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 31.

		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Freedom 2045	1 year	$ 678	$ 678	$ 480	$ 480	$ 685	$ 185	$ 285	$ 185
	3 years	$ 896	$ 896	$ 754	$ 754	$ 873	$ 573	$ 573	$ 573
	5 years	$ 1,131	$ 1,131	$ 1,048	$ 1,048	$ 1,185	$ 985	$ 985	$ 985
	10 years	$ 1,806	$ 1,806	$ 1,885	$ 1,885	$ 1,848A	$ 1,848A	$ 2,137	$ 2,137
Advisor Freedom 2050	1 year	$ 678	$ 678	$ 480	$ 480	$ 685	$ 185	$ 285	$ 185
	3 years	$ 896	$ 896	$ 754	$ 754	$ 873	$ 573	$ 573	$ 573
	5 years	$ 1,131	$ 1,131	$ 1,048	$ 1,048	$ 1,185	$ 985	$ 985	$ 985
	10 years	$ 1,806	$ 1,806	$ 1,885	$ 1,885	$ 1,848A	$ 1,848A	$ 2,137	$ 2,137

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 63.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

The following information replaces the biographical information for Ren Cheng found in the "Fund Management" section on page 76.

Christopher Sharpe is vice president and co-manager of the Advisor Freedom Funds (Income, 2010, 2020, 2030, 2040, 2005, 2015, 2025, 2035, 2045 and 2050), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

The following information found in the "Fund Services" section on page 84 does not apply and has been removed from the prospectus.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian;

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans);

4. Purchased by the Fidelity Investments Charitable Gift Fund; or

5. On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined. (To determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase.)

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 28.

Advisor Freedom 2045	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expensesA	0.82%
	Total annual class operating expensesB,C	0.82%
Advisor Freedom 2050	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expensesA	0.82%
	Total annual class operating expensesB,C	0.82%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

C FMR has voluntarily agreed to reimburse Institutional Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Institutional Class	Effective Date
Advisor Freedom 2045	0.00%	6/1/06
Advisor Freedom 2050	0.00%	6/1/06

These arrangements may be discontinued by FMR at any time.

AFFI-07-05 September 20, 2007
1.790698.110

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 30.

Institutional Class
Advisor Freedom 2045	1 year	$ 84
	3 years	$ 262
	5 years	$ 455
	10 years	$ 1,014
Advisor Freedom 2050	1 year	$ 84
	3 years	$ 262
	5 years	$ 455
	10 years	$ 1,014

The following information replaces similar information found in the "Buying and Selling Shares" section on page 59.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

The following information replaces the biographical information for Ren Cheng found in the "Fund Management" section on page 70.

Christopher Sharpe is vice president and co-manager of the Advisor Freedom Funds (Income, 2010, 2020, 2030, 2040, 2005, 2015, 2025, 2035, 2045 and 2050), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.